Earnings per Share - Schedule of Basis for Calculating Basic and Diluted Earnings per Share (Details) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Earnings per share [abstract]
Net profit for the year attributable to owners of the Company JPY (millions)	¥ 144,067	¥ 317,017	¥ 230,059
Net profit used for calculation of earnings per share JPY (millions)	¥ 144,067	¥ 317,017	¥ 230,059
Weighted-average number of ordinary shares outstanding during the year (basic) (in shares)	1,564,450	1,551,809	1,563,501
Dilutive effect (in shares)	15,893	18,064	13,668
Weighted-average number of ordinary shares outstanding during the year (diluted) (in shares)	1,580,343	1,569,872	1,577,169
Basic earnings per share (in JPY per share)	¥ 92.09	¥ 204.29	¥ 147.14
Diluted earnings per share (in JPY per share)	¥ 91.16	¥ 201.94	¥ 145.87